Right of Use Assets and Lease Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Right Of Use Assets And Lease Liabilities [Line Items]
Operating lease payments	$ 2,600	$ 1,100	$ 1,800
Short term lease cost	$ 10	$ 10	$ 10
Operating lease weighted average discount rate percent	2.72%	1.45%	3.12%
Operating lease weighted average remaining lease term	7 years 2 months 12 days	7 years 4 months 24 days	7 years 4 months 24 days